Concentration of Credit Risk	12 Months Ended
Dec. 31, 2023
Concentration of Credit Risk [Abstract]
Concentration of credit risk

Note 10 – Concentration of credit risk

Financial instruments that potentially subject the Company to significant concentrations of credit risk consist primarily of cash and equivalents. A depositor has up to RMB 500,000 (approximately $72,000) insured by the People’s Bank of China Financial Stability Bureau (“FSD”). As of December 31, 2023 and 2022, approximately $31,506,214 and $28,034,547 were deposited in a bank located in the PRC was not insured by FSD. While management believes that these financial institutions and platform fund holder are of high credit quality, it continually monitors their credit worthiness.

Customer concentration risk

There was no concentration in accounts receivable as of December 31, 2023 and three customers accounted for approximately 59.3%, 22.5% and 17.9% of the Company’s accounts receivable as of December 31, 2022.

All of the Company’s revenue was generated in the PRC.

Vendor concentration risk

One vendor, a related party accounted for 15.8%, 30.5% and 30.1% of the Company’s purchases for the years ended December 31, 2023, 2022 and 2021, respectively. There is no accounts payable concentration for the years ended December 31, 2023 and 2022.